Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Allowance for Doubtful Accounts:
Beginning balance	$80	$104	$85
Charged to costs and expenses	95	176	82
Reductions and write-offs	(33)	(200)	(63)

Ending balance	$142	$80	$104

All other schedules have been omitted because they are not required, not applicable, or the required information is otherwise included.